CONSOLIDATED BALANCE SHEETS (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents (Note 11)	476	333
Restricted cash and cash equivalents (Note 18)	411
Accounts receivable, net (Note 12)	580	546
Materials and supplies	165	136
Deferred income taxes (Note 7)	344	254
Other current assets	53	60
Total current assets	2,029	1,329
Investments (Note 13)	92	83
Properties (Note 14)	13,327	13,013
Assets held for sale (Note 3)	222
Goodwill and intangible assets (Note 15)	162	161
Pension asset (Note 23)	1,028
Other assets (Note 16)	200	141
Total assets	17,060	14,727
Current liabilities
Accounts payable and accrued liabilities (Note 17)	1,189	1,176
Long-term debt maturing within one year (Note 18)	189	54
Total current liabilities	1,378	1,230
Pension and other benefit liabilities (Note 23)	657	1,366
Other long-term liabilities (Note 20)	338	306
Long-term debt (Note 18)	4,687	4,636
Deferred income taxes (Note 7)	2,903	2,092
Total liabilities	9,963	9,630
Shareholders' equity
Share capital (Note 22) Authorized unlimited common shares without par value. Issued and outstanding are 175.4 million and 173.9 million at December 31, 2013 and 2012, respectively.	2,240	2,127
Authorized unlimited number of first and second preferred shares; none outstanding.
Additional paid-in capital	34	41
Accumulated other comprehensive loss (Note 9)	(1,503)	(2,768)
Retained earnings	6,326	5,697
Total Shareholders' equity	7,097	5,097
Total liabilities and shareholders' equity	17,060	14,727